Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Purchase obligations
We have commitments and obligations which include purchase commitments, which could potentially require our payment in the event of demands by third parties or contingent events. Commitments and obligations as of December 31, 2019 were as follows:

	By Period
(in thousands)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Purchase obligations	€11,941	€11,941	€—	€—	€—

Our purchase obligations represent minimum obligations we have under agreements with certain of our vendors and marketing partners. These minimum obligations are less than our projected use for those periods. Payments may be more than the minimum obligations based on actual use.
Legal proceedings
From time to time, we may be involved in various claims and legal proceedings relating to claims arising out of our operations. We also evaluate other potential contingent matters, including value-added tax, excise tax, sales tax, transient occupancy or accommodation tax and similar matters.
On August 23, 2018, the Australian Competition and Consumer Commission, or ACCC, instituted proceedings in the Australian Federal Court against us. The ACCC alleged a number of breaches of the
Australian Consumer Law, or ACL, relating to certain advertisements in Australia concerning the hotel prices available on our Australian site, our Australian strike-through pricing practice and other aspects of the way offers for accommodation were displayed on our Australian website. The matter went to trial in September 2019 and, on January 20, 2020, the Australian Federal Court issued a judgment finding that we had engaged in conduct in breach of the ACL. On March 4, 2020, we filed a notice of appeal at the Australian Federal Court appealing part of that judgment. The court has yet to set a date for the appeal or a separate trial regarding penalties and other orders. Management recorded an estimate of the probable loss as of December 31, 2019 in connection with these proceedings.
In establishing a provision in respect of the ACCC matter, management took into account the information currently available, including historical precedents for conduct prior to September 1, 2018. However, there is considerable uncertainty regarding how the Australian Federal Court would calculate the penalties that will be ultimately assessed on us. In particular, the Australian Federal Court determined that we engaged in certain conduct after September 1, 2018 that will result in the applicability of the new penalty regime under the ACL, which significantly increased the maximum penalty applicable to parts of our conduct. No case has yet been decided assessing penalties for contraventions of the ACL under the new regime. As a result, an estimate of the reasonable possible loss or range of loss in excess of the amount reserved cannot be made.
A consolidated class action was filed in the United States District Court for the Southern District of New York against us and other defendants, alleging securities law violations in our IPO registration statement and certain later disclosures. On February 26, 2019, the district court granted the motion to dismiss as to all defendants, without granting plaintiffs leave to further amend the complaint. On December 16, 2019, the United States Court of Appeals for the Second Circuit issued a summary order affirming the dismissal of the action.
The U.K. Competition & Markets Authority, or CMA, announced the launch of a consumer law investigation into online hotel booking sites in the United Kingdom in October 2017. On July 26, 2018, the CMA informed us of its decision to open an investigation into certain of our display practices in the United Kingdom that the CMA considers may violate U.K. consumer law. On January 31, 2019, we submitted voluntary undertakings to the CMA to make changes to certain disclosure and other display practices in the United Kingdom. The undertakings provided for an implementation period of six months and resolved the CMA's investigation into our practices in the United Kingdom without any admission or finding of liability.